Loans (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2014 and 2015:

	2014	2015
	(in millions of yen)
Domestic:
Manufacturing	8,025,932	8,224,361
Construction and real estate	7,204,594	7,353,826
Services	3,956,742	4,272,968
Wholesale and retail	5,350,707	5,586,533
Transportation and communications	3,247,394	3,156,855
Banks and other financial institutions	3,460,147	3,852,820
Government and public institutions	6,734,451	4,611,900
Other industries (Note)	4,983,821	5,079,922
Individuals:
Mortgage loans	11,187,206	11,021,956
Other	787,313	848,750

Total domestic	54,938,307	54,009,891

Foreign:
Commercial and industrial	12,937,005	16,688,090
Banks and other financial institutions	4,610,141	6,077,144
Government and public institutions	883,004	1,010,704
Other (Note)	255,083	425,862

Total foreign	18,685,233	24,201,800

Total	73,623,540	78,211,691
Less: Unearned income and deferred loan fees—net	138,586	163,415

Total loans before allowance for loan losses	73,484,954	78,048,276

Note:	Other industries of domestic and Other of foreign include trade receivables and lease receivables of consolidated VIEs.

Financing Receivable Credit Quality Indicators

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2014 and 2015:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2014
Domestic:
Manufacturing	4,248,490	2,467,326	109,258	310,703	636,348	21,117	3,820	228,870	8,025,932
Construction and real estate	2,890,563	3,066,852	623,385	161,177	303,746	20,577	381	137,913	7,204,594
Services	1,946,764	1,558,609	205,939	6,998	135,030	24,958	—	78,444	3,956,742
Wholesale and retail	2,029,723	2,632,048	249,304	63,116	178,520	42,086	10	155,900	5,350,707
Transportation and communications	2,388,541	658,680	88,911	1,348	50,667	11,159	—	48,088	3,247,394
Banks and other financial institutions	2,602,545	664,843	2,030	4,780	174,328	165	—	11,456	3,460,147
Government and public institutions	6,678,104	8,347	—	48,000	—	—	—	—	6,734,451
Other industries	1,907,714	754,137	3,383	2,240,879	7,804	401	68,642	861	4,983,821
Individuals	—	197,725	11,266,620	169,655	40,606	101,718	2,823	195,372	11,974,519

Total domestic	24,692,444	12,008,567	12,548,830	3,006,656	1,527,049	222,181	75,676	856,904	54,938,307

Foreign:
Total foreign	10,600,531	4,349,587	6,621	2,782,476	513,610	14	144,238	288,156	18,685,233

Total	35,292,975	16,358,154	12,555,451	5,789,132	2,040,659	222,195	219,914	1,145,060	73,623,540

2015
Domestic:
Manufacturing	4,663,535	2,607,651	109,615	198,621	147,978	16,424	1,019	479,518	8,224,361
Construction and real estate	3,331,659	2,943,178	600,856	165,660	192,124	18,478	562	101,309	7,353,826
Services	2,298,532	1,566,359	201,354	4,150	109,677	22,273	—	70,623	4,272,968
Wholesale and retail	2,261,669	2,695,642	237,050	53,691	148,722	39,189	65	150,505	5,586,533
Transportation and communications	2,310,918	674,273	89,258	422	36,383	10,029	—	35,572	3,156,855
Banks and other financial institutions	2,986,436	830,410	2,360	4,169	23,881	129	—	5,435	3,852,820
Government and public institutions	4,505,893	6,007	—	100,000	—	—	—	—	4,611,900
Other industries	2,018,620	706,882	3,326	2,290,419	10,476	406	49,213	580	5,079,922
Individuals	—	243,904	11,212,723	133,530	32,512	102,149	2,484	143,404	11,870,706

Total domestic	24,377,262	12,274,306	12,456,542	2,950,662	701,753	209,077	53,343	986,946	54,009,891

Foreign:
Total foreign	15,153,557	5,246,343	8,428	3,160,768	344,533	22	100,018	188,131	24,201,800

Total	39,530,819	17,520,649	12,464,970	6,111,430	1,046,286	209,099	153,361	1,175,077	78,211,691

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.

Impaired Financing Receivables

The table below presents impaired loans information at March 31, 2014 and 2015:

	Recorded investment (1)			Unpaid principal balance	Related allowance(3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2014
Domestic:
Manufacturing	216,579	12,291	228,870	240,660	74,367	259,889	4,086
Construction and real estate	107,932	29,981	137,913	163,813	30,724	183,437	2,213
Services	66,651	11,793	78,444	88,537	20,199	83,754	1,671
Wholesale and retail	142,886	13,014	155,900	172,641	51,274	161,288	2,795
Transportation and communications	44,237	3,851	48,088	54,149	14,691	50,387	939
Banks and other financial institutions	11,390	66	11,456	11,480	4,049	12,474	163
Other industries	781	80	861	2,020	108	3,486	19
Individuals	91,715	103,657	195,372	206,341	9,391	215,422	3,714

Total domestic	682,171	174,733	856,904	939,641	204,803	970,137	15,600

Foreign:
Total foreign	276,292	11,864	288,156	290,161	118,360	291,981	4,750

Total	958,463	186,597	1,145,060	1,229,802	323,163	1,262,118	20,350

2015
Domestic:
Manufacturing	469,856	9,662	479,518	487,833	170,864	289,807	9,376
Construction and real estate	77,863	23,446	101,309	119,800	17,479	119,325	1,570
Services	60,606	10,017	70,623	78,470	18,771	77,028	1,449
Wholesale and retail	138,981	11,524	150,505	161,843	54,481	150,525	2,529
Transportation and communications	31,568	4,004	35,572	36,858	10,173	47,224	729
Banks and other financial institutions	5,373	62	5,435	5,448	2,263	7,487	98
Other industries	478	102	580	766	55	682	11
Individuals	68,337	75,067	143,404	158,344	6,202	173,726	2,553

Total domestic	853,062	133,884	986,946	1,049,362	280,288	865,804	18,315

Foreign:
Total foreign	171,852	16,279	188,131	204,575	71,943	233,123	3,197

Total	1,024,914	150,163	1,175,077	1,253,937	352,231	1,098,927	21,512

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans totaling ¥425,391 million and ¥387,879 million as of March 31, 2014 and 2015 which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.

Troubled Debt Restructurings on Financing Receivables Subsequently Defaulted

The following table presents TDRs that were made during the fiscal years ended March 31, 2014 and 2015:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or Postponement of principal and/or interest
	Recorded investment (1)	Charge-offs (2)
		(in millions of yen)
2014
Domestic:
Manufacturing	235	481	196,705
Construction and real estate	2,528	136	44,573
Services	310	555	57,945
Wholesale and retail	5	149	170,217
Transportation and communications	—	—	34,598
Banks and other financial institutions	—	—	31,901
Other industries	—	—	1,998
Individuals	—	—	47,822

Total domestic	3,078	1,321	585,759

Foreign:
Total foreign	—	—	60,348

Total	3,078	1,321	646,107

2015
Domestic:
Manufacturing	—	1,236	380,149
Construction and real estate	—	—	31,554
Services	—	—	55,592
Wholesale and retail	—	—	153,577
Transportation and communications	—	—	25,452
Banks and other financial institutions	—	—	13,482
Other industries	—	—	2,607
Individuals	—	—	35,271

Total domestic	—	1,236	697,684

Foreign:
Total foreign	—	503	50,730

Total	—	1,739	748,414

Notes:

(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	Charge-offs represent the losses recorded in the consolidated statements of income for the fiscal year that resulted from the restructurings.

Troubled Debt Restructurings on Financing Receivables by Type of Restructuring

The following table presents payment defaults which occurred during the fiscal years ended March 31, 2014 and 2015 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2014	2015
	(in millions of yen)
Domestic:
Manufacturing	21,144	9,719
Construction and real estate	3,500	1,673
Services	3,707	2,479
Wholesale and retail	21,916	23,979
Transportation and communications	14,069	1,151
Other industries	107	—
Individuals	6,283	4,359

Total domestic	70,726	43,360

Foreign:
Total foreign	115	8,187

Total	70,841	51,547

Financing Receivable, by Contractual Maturity

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2014 and 2015:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2014
Domestic:
Manufacturing	2,834	2,193	14,452	19,479	8,006,453	8,025,932
Construction and real estate	5,412	3,440	44,852	53,704	7,150,890	7,204,594
Services	2,185	1,235	10,304	13,724	3,943,018	3,956,742
Wholesale and retail	3,205	4,561	12,180	19,946	5,330,761	5,350,707
Transportation and communications	832	573	3,265	4,670	3,242,724	3,247,394
Banks and other financial institutions	—	1	5	6	3,460,141	3,460,147
Government and public institutions	—	—	—	—	6,734,451	6,734,451
Other industries	9	29	34	72	4,983,749	4,983,821
Individuals	38,466	18,488	56,605	113,559	11,860,960	11,974,519

Total domestic	52,943	30,520	141,697	225,160	54,713,147	54,938,307

Foreign:
Total foreign	87	23	10,935	11,045	18,674,188	18,685,233

Total	53,030	30,543	152,632	236,205	73,387,335	73,623,540

2015
Domestic:
Manufacturing	1,407	179	10,451	12,037	8,212,324	8,224,361
Construction and real estate	2,386	2,360	46,142	50,888	7,302,938	7,353,826
Services	1,628	650	7,626	9,904	4,263,064	4,272,968
Wholesale and retail	3,000	2,250	11,196	16,446	5,570,087	5,586,533
Transportation and communications	169	3,122	2,866	6,157	3,150,698	3,156,855
Banks and other financial institutions	333	—	12	345	3,852,475	3,852,820
Government and public institutions	—	—	—	—	4,611,900	4,611,900
Other industries	—	7	979	986	5,078,936	5,079,922
Individuals	32,060	15,596	46,310	93,966	11,776,740	11,870,706

Total domestic	40,983	24,164	125,582	190,729	53,819,162	54,009,891

Foreign:
Total foreign	98	47	14,826	14,971	24,186,829	24,201,800

Total	41,081	24,211	140,408	205,700	78,005,991	78,211,691